Employee Benefits (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Employee Benefits Expenses

Employee benefits expenses, which represent the expenses related to all forms of consideration provided by the Company in exchange for services rendered by its employees, were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Current remuneration	$756.0	$658.0
Post employment defined benefit plans	10.9	11.7
Post employment defined contribution plans	32.1	31.3
Termination benefits	2.3	3.6
Stock-based compensation (Note 19)	11.1	8.5
Other long-term benefits	2.9	2.1
Total	$815.3	$715.2

Weighted Average of Significant Actuarial Assumptions Adopted to Determine Defined Benefit Cost and Defined Benefit Obligation

The weighted average of the significant actuarial assumptions adopted to determine the defined benefit cost and the defined benefit obligation were as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Benefit cost actuarial assumptions [a]
Discount rates used to determine:
Current service cost	3.75%	1.74%	4.30%	1.95%
Net interest cost	3.70%	1.64%	4.05%	1.86%
Expected rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2008	CPM 2014 Private	AVOE 2008

Defined benefit obligation actuarial assumptions [b]
Discount rate	3.85%	1.65%	3.70%	1.64%
Rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2008

[a]	Determined as at beginning of the reporting periods

[b]	Determined as at end of the reporting periods

Summary of Company's Obligations under Defined Benefit Obligations

The amounts arising from the Company’s obligations under defined benefit obligations were as follows, as at:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Defined benefit obligation of funded plans	$(347.6)	$(1.8)	$(353.2)	$(2.0)
Fair value of plans assets	262.4	1.2	271.4	1.3
	(85.2)	(0.6)	(81.8)	(0.7)
Defined benefit obligation of unfunded plans	(21.1)	(130.2)	(17.1)	(125.2)
Employee future benefit liabilities	$(106.3)	$(130.8)	$(98.9)	$(125.9)

Reconciliation of Changes in Pension Plans Defined Benefit Obligations

The following table provides a reconciliation of the changes in the pension plans’ defined benefit obligations (funded and unfunded) as at the consolidated statement of financial position dates:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Defined benefit obligation at beginning of year	$(370.3)	$(127.2)	$(341.2)	$(112.0)
Current service cost	(3.7)	(2.6)	(3.3)	(2.5)
Interest cost	(13.5)	(2.1)	(13.6)	(2.2)
Past service gain	—	1.4	—	—
Actuarial losses from changes in demographic assumptions	—	(6.0)	—	—
Actuarial gains (losses) from changes in financial assumptions	7.6	0.2	(20.8)	(3.8)
Actuarial losses from experience adjustments	(3.5)	(3.4)	(7.6)	(1.9)
Employee contributions	(0.1)	—	(0.2)	—
Benefits paid	14.8	5.0	16.4	3.9
Pension payments transferred to other financial liabilities (Note 15)	—	1.5	—	—
Effect of foreign currency exchange rate changes	—	1.2	—	(8.7)
Defined benefit obligation at end of year	$(368.7)	$(132.0)	$(370.3)	$(127.2)

Reconciliation of Changes in Pension Plans Fair Value of Assets

The following table provides a reconciliation of the changes in the pension plans’ fair value of assets as at consolidated statement of financial position dates:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Assets fair value at beginning of year	$271.4	$1.3	$258.1	$1.0
Interest income	9.9	—	10.3	—
Administration costs	(0.3)	—	(0.4)	—
Actuarial gains (losses) from return on plan assets	(12.1)	—	11.0	—
Employer contributions	8.2	4.9	8.6	4.1
Employee contributions	0.1	—	0.2	—
Benefit paid	(14.8)	(5.0)	(16.4)	(3.9)
Effect of foreign currency exchange rate changes	—	—	—	0.1
Assets fair value at end of year	$262.4	$1.2	$271.4	$1.3

Schedule of Actual Return on Plan Assets	The actual return (loss) on plan assets was as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Actual return (loss) on plan assets	$(2.5)	$—	$20.9	$—

Summary of Fair Value of Plan Assets

The fair value of the plan assets for each category was as follows, as at:

	January 31, 2019	January 31, 2018
Publicly-traded Canadian equity securities	$73.4	$77.8
Publicly-traded foreign equity securities	78.6	83.5
Publicly-traded fixed income securities	73.6	77.0
Other	38.0	34.4
Total	$263.6	$272.7

Components of the Total Defined Benefit Costs

Components of the total defined benefit costs recognized in the consolidated statement of net income were as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Current service cost	$ 3.7	$2.6	$3.3	$2.5
Net interest on the future employee benefit liabilities	3.6	2.1	3.3	2.2
Administration costs	0.3	—	0.4	—
Past service gain	—	(1.4)	—	—
Defined benefit costs	$ 7.6	$3.3	$7.0	$4.7

Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities

The impact on employee future benefit liabilities would be the following as at January 31, 2019:

Increase (Decrease) of the liabilities
Discount rate
Impact of a 0.5% increase	$(34.6)
Impact of a 0.5% decrease	38.8
Expected rate of compensation increase
Impact of a 0.5% increase	9.2
Impact of a 0.5% decrease	(8.6)
Participant longevity
Impact of a 1 year increase	9.1
Impact of a 1 year decrease	(9.3)